Investment Objectives and Goals	Dec. 31, 2025
Lazard Developing Markets Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Developing Markets Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Emerging Markets Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Emerging Markets Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Emerging Markets Equity Advantage Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Emerging Markets Equity Advantage Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Enhanced Opportunities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Enhanced Opportunities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks capital appreciation.
Lazard Equity Franchise Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Equity Franchise Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return consisting of appreciation and income.
Lazard Global Listed Infrastructure Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Global Listed Infrastructure Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return.
Lazard Global Small Cap Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Global Small Cap Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Government Money Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Government Money Market Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks current income consistent with the preservation of capital.
Lazard International Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard International Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard International Equity Select Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard International Equity Select Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard International Quality Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard International Quality Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard International Strategic Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard International Strategic Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Opportunistic Strategies Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Opportunistic Strategies Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Real Assets Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Real Assets Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard US Convertibles Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard US Convertibles Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard US Equity Focus Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard US Equity Focus Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard US High Yield Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard US High Yield Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks maximum total return from a combination of capital appreciation and current income.
Lazard US Short Duration Fixed Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard US Short Duration Fixed Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return and preservation of capital.
Lazard US Small Cap Equity Select Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard US Small Cap Equity Select Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.